INCOME TAX AND SOCIAL CONTRIBUTION (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Schedule of Income tax and social contribution

Current income tax and social contribution

	12/31/2020	12/31/2019
Current assets
Advances/IRPJ and CSLL Negative Balance	1,292,750	2,382,899

Current liabilities
Current Income Tax	232,716	1,693,623
Current Social Contribution	86,719	839,109
	319,435	2,532,732

Deferred income and social contribution taxes

	12/31/2020	12/31/2019 (*)

Non-current assets
Deferred IRPJ and CSLL	2,068,894	647,903

Non-current liabilities
Deferred IRPJ and CSLL	3,705,055	4,193,607

(*)The financial statements were modified in order to reflect the change in accounting policy mentioned in Note 4.3

Schedule of deferred taxes

	Deferred taxes by subsidiaries
	12/31/2020			12/31/2019 (*)
			Net asset			Net asset
	Assets	Liabilities	(liability) effect	Assets	Liabilities	(liability) effect
Deferred assets
Eletronorte	2,000,596	(1,718,093)	282,503	2,231,396	(1,596,808)	634,588
CGT Eletrosul (a)	2,853,789	(1,213,385)	1,640,404	—	—	—
Amazonas GT	—	—	—	13,315	—	13,315
Chesf	1,848,014	(1,702,027)	145,987	—	—	—
Total	6,702,399	(4,633,505)	2,068,894	2,244,711	(1,596,808)	647,903

Deferred liabilities
CGT Eletrosul (a)	—	—	—	—	—	—
Eletrosul (a)	—	—	—	546,089	(946,288)	(400,199)
Eletrobras	—	(650,523)	(650,523)	—	(628,904)	(628,904)
Furnas	2,159,704	(5,203,825)	(3,044,121)	2,541,558	(5,281,874)	(2,740,316)
Chesf	—	—	—	1,258,550	(1,670,892)	(412,342)
Eletropar	—	(10,411)	(10,411)	—	(11,846)	(11,846)
Eletronuclear	827,493	(827,493)	—	777,235	(777,235)	—
Total	2,987,197	(6,692,252)	(3,705,055)	5,123,432	(9,317,039)	(4,193,607)

TOTAL	9,689,596	(11,325,757)		7,368,143	(10,913,847)

(*)The financial statements were modified in order to reflect the change in accounting policy mentioned in Note 4.3

Schedule of the subsidiary Eletronorte's realization of deferred assets derived from tax losses and negative basis of social contribution

	Eletrobras	CGT Eletrosul	Furnas	Chesf	Eletropar	Eletronorte	Total
2021	(216,841)	323,289	(210,984)	66,410	(5,206)	261,335	218,003
2022	(216,841)	227,004	(591,906)	47,179	(5,205)	312,425	(227,344)
2023	(216,841)	230,263	(634,202)	33,459	—	337,381	(249,940)
2024	—	164,418	(692,055)	33,453	—	231,082	(263,102)
2025	—	82,864	(692,055)	33,453	—	88,248	(487,490)
After 2025	—	612,566	(222,919)	(67,967)	—	(947,968)	(626,288)
TOTAL	(650,523)	1,640,404	(3,044,121)	145,987	(10,411)	282,503	(1,636,161)

Schedule of reconciliation of expense with income tax and social contributions

	12/31/2020	12/31/2019 (*)	12/31/2018 (*)
Earnings before Corporate Income Taxe and Social Contributions	6,952,646	7,217,786	17,287,121

Total Corporate Income Taxe and Social Contribution calculates at a rate of 25% and 9%, respectively	(2,363,899)	(2,454,047)	(5,854,596)

Effects of additions and exclusions:
Unrecognized/written of deferred taxes (a)	(2,541,696)	(1,375,867)	(1,520,949)
Provisions	826,380	(317,789)	2,265,469
Tax loss offset/Negative Basis	1,698,017	318,069	647,924
Establishment of tax credits	11,682	2,779,896	589,657
Effect of periodic tariff review	226,572	337,300	547,548
Tax Incentives (b)	924,200	661,724	435,279
Revenue from dividend	456,147	480,847	21,858
Equity method investments	568,107	387,849	463,912
Exchange variation	169,228	594,777	(274,284)
Grants	(17,889)	(14,454)	(2,887)
Other additions and exclusions	(522,182)	(767,646)	118,134
Total Corporate Income Taxe and Social Contributions expenses	(565,333)	630,659	(2,562,935)
Effective rate	8.13%	9.05%	14.83%

(*)The financial statements were modified in order to reflect the change in accounting policy mentioned in Note 4.3

Schedule of Income tax and social contribution reported in other comprehensive income

	12/31/2020	12/31/2019 (*)	12/31/2018
Adjust of actuarial gains and losses	161,210	964,837	—
Remeasurement of financial instruments fair value through OCI	(20,417)	(201,704)	(28,466)
Participation in the comprehensive income of subsidiaries, affiliates and shared control companies	—	—	(9,158)
Total income tax and social contribution recognized in other comprehensive income	(140,793)	763,133	(37,624)

CGT Eletrosul
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Schedule of deferred taxes

	12/31/2020	12/31/2019 (*)

Deferred tax assets
Tax Credits without Tax Loss and Negative Basis	2,182,759	743,924
Operating Provisions	2,642,799	2,693,087
Adjustment of Law 11,638/2007- RTT (IFRS)	657,891	521,867
Provision for Contingencies	2,176,195	1,530,541
Allowance for expected credit losses	1,238,181	1,052,746
Provision for investment losses	161,127	219,173
GAG Improvement	63,242	32,194
Other	567,402	574,611
Total Assets	9,689,596	7,368,143

Deferred tax liabilities
Contract asset	8,822,661	7,949,438
Tax Debt	—	546,444
FVTOCI Financial Instruments	650,523	638,821
Accelerated depreciation	247,127	225,806
NPV adjustment on Asset Decommissioning	789,109	742,720
Other	816,337	810,618
Total Liabilities	11,325,757	10,913,847

Net deferred tax liabilities	1,636,161	3,545,704

(*)The financial statements were modified in order to reflect the change in accounting policy mentioned in Note 4.3